REVENUES - BY TIMING OF RECOGNITION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 81,436	$ 65,831
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	49,628	41,037
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	31,808	24,794
Asset management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	653	306
Asset management | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Asset management | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	653	306
Corporate Activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Corporate Activities | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Corporate Activities | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Renewable Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,959	4,041
Renewable Power | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	274	137
Renewable Power | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,685	3,904
Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,971	11,204
Infrastructure | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	41	137
Infrastructure | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,930	11,067
Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	55,318	44,748
Private Equity | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	46,190	37,866
Private Equity | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,128	6,882
Real Estate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,535	5,532
Real Estate | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,123	2,897
Real Estate | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 3,412	$ 2,635